Pilot Plant (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Pilot Plant
Balance			$ 12,338,741	$ 22,377,444	$ 22,377,444
Costs transferred from asset under construction					2,764,138	25,964,026
Decommissioning provision					11,360,466	136,280
Amortisation	$ (3,729,731)	$ (3,290,116)	(7,342,858)	$ (4,724,990)	(1,442,375)	(3,722,862)
Decommissioning provision					(11,360,466)	(136,280)
Additions			955,909
Effect of movement in foreign exchange rates			237,863
Balance	$ 6,189,655		$ 6,189,655		$ 12,338,741	$ 22,377,444